Income taxes - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Income Taxes [Line Items]
Decrease in net deferred liabilities		¥ 218,323
Decrease in provision for income taxes		¥ 249,694
Japanese Tax Authority
Income Taxes [Line Items]
Statutory tax rate	30.90%	31.10%	31.10%
Operating loss carryforwards for tax purposes	¥ 23,548
Tax credit carryforwards	3,296
Undistributed earnings of foreign subsidiaries	3,850,458
Undistributed earnings of foreign subsidiaries, additional tax provision, estimate	¥ 150,714
Tax years remain open to examination by various tax jurisdictions	On and after April 1, 2012
Japanese Tax Authority | Minimum
Income Taxes [Line Items]
Expiration date for operating loss carryforwards	2020
Expiration date for tax credit carryforwards	2020
Japanese Tax Authority | Maximum
Income Taxes [Line Items]
Expiration date for operating loss carryforwards	2029
Expiration date for tax credit carryforwards	2022
Foreign Tax Authority
Income Taxes [Line Items]
Operating loss carryforwards for tax purposes	¥ 1,658,779
Tax credit carryforwards	¥ 65,796
Tax years remain open to examination by various tax jurisdictions	On and after April 1, 2002
Foreign Tax Authority | Minimum
Income Taxes [Line Items]
Expiration date for operating loss carryforwards	2020
Expiration date for tax credit carryforwards	2020
Foreign Tax Authority | Maximum
Income Taxes [Line Items]
Expiration date for operating loss carryforwards	2039
Expiration date for tax credit carryforwards	2039